Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Interest Paid	$ 379,000	$ 564,000
Income Taxes Paid	$ 0	$ 0